SCHEDULE III REAL ESTATE AND ACCUMULATED DEPRECIATION	12 Months Ended
Dec. 31, 2012
SCHEDULE III REAL ESTATE AND ACCUMULATED DEPRECIATION
SCHEDULE III REAL ESTATE AND ACCUMULATED DEPRECIATION

GOVERNMENT PROPERTIES INCOME TRUST

SCHEDULE III

REAL ESTATE AND ACCUMULATED DEPRECIATION

December 31, 2012

(dollars in thousands)

			Initial Cost to Company				Cost amount carried at Close of Period
Location	State	Encumbrances	Land	Buildings and Equipment	Costs Capitalized Subsequent to Acquisition	Impairment/ Writedowns	Land	Buildings and Equipment	Total(1)	Accumulated Depreciation(2)	Date Acquired	Original Construction Date
Montgomery	AL	$—	$920	$9,084	$22	$—	$920	$9,106	$10,026	$(341)	06/22/2011	2007
Phoenix	AZ	—	2,687	11,532	1,471	—	2,729	12,961	15,690	(4,831)	05/15/1997	1997
Safford	AZ	—	460	11,708	58	—	460	11,766	12,226	(732)	06/16/2010	1992
Fresno	CA	—	7,276	61,118	9	—	7,277	61,126	68,403	(15,854)	08/29/2002	1971
Sacramento	CA	—	2,290	35,891	2,420	—	2,290	38,311	40,601	(2,775)	12/17/2009	1988
Sacramento	CA	—	1,550	12,263	669	—	1,550	12,932	14,482	(945)	12/23/2009	1988
Sacramento	CA	—	1,450	9,465	1,038	—	1,450	10,503	11,953	(318)	09/14/2011	1992
San Diego	CA	—	2,916	12,456	1,284	—	2,967	13,689	16,656	(5,399)	03/31/1997	1994
San Diego	CA	—	4,269	18,316	869	—	4,347	19,107	23,454	(7,600)	03/31/1997	1996
San Diego	CA	—	685	5,530	423	—	685	5,953	6,638	(1,673)	06/24/2002	1986
San Diego	CA	—	5,250	10,549	2,223	—	5,250	12,772	18,022	(661)	07/16/2010	1981
Stockton	CA	—	563	5,470	—	—	563	5,470	6,033	(57)	07/20/2012	2012
Golden	CO	—	494	152	6,347	—	495	6,498	6,993	(2,348)	03/31/1997	1997
Lakewood	CO	—	936	9,160	412	—	936	9,572	10,508	(2,355)	10/11/2002	1981
Lakewood	CO	—	915	9,106	813	—	915	9,919	10,834	(2,356)	10/11/2002	1981
Lakewood	CO	—	1,035	9,271	630	—	1,036	9,900	10,936	(2,401)	10/11/2002	1981
Lakewood	CO	9,165	2,640	23,777	769	—	2,640	24,546	27,186	(1,804)	01/15/2010	1997
Washington	DC	—	12,008	51,528	20,601	—	12,227	71,910	84,137	(24,164)	03/31/1997	1996
Washington DC	DC	—	26,000	25,955	2,039	—	26,000	27,994	53,994	(1,534)	08/17/2010	1989
Plantation	FL	—	4,800	30,592	135	—	4,800	30,727	35,527	(1,276)	05/12/2011	1999
Tampa	FL	10,247	1,100	11,773	78	—	1,100	11,851	12,951	(662)	10/15/2010	1994
Atlanta	GA	—	425	4,119	119	—	425	4,238	4,663	(920)	07/16/2004	1967
Atlanta	GA	—	1,713	7,649	906	—	1,713	8,555	10,268	(1,862)	07/16/2004	1967
Atlanta	GA	—	372	3,600	148	—	372	3,748	4,120	(812)	07/16/2004	1967
Atlanta	GA	—	364	3,527	87	—	364	3,614	3,978	(754)	07/16/2004	1967
Atlanta	GA	—	1,122	10,867	337	—	1,122	11,204	12,326	(2,482)	07/16/2004	1967
Atlanta	GA	—	1,521	11,826	107	—	1,521	11,933	13,454	(2,505)	07/16/2004	1972
Atlanta	GA	—	10,250	27,933	88	—	10,250	28,021	38,271	(873)	09/30/2011	1968
Atlanta	GA	—	4,047	20,017	—	—	4,047	20,017	24,064	(209)	07/25/2012	2005

GOVERNMENT PROPERTIES INCOME TRUST

SCHEDULE III

REAL ESTATE AND ACCUMULATED DEPRECIATION (Continued)

December 31, 2012

(dollars in thousands)

			Initial Cost to Company				Cost amount carried at Close of Period
Location	State	Encumbrances	Land	Buildings and Equipment	Costs Capitalized Subsequent to Acquisition	Impairment/ Writedowns	Land	Buildings and Equipment	Total(1)	Accumulated Depreciation(2)	Date Acquired	Original Construction Date
Ellenwood	GA	—	1,390	19,635	—	—	1,390	19,635	21,025	(205)	07/25/2012	2007
Savannah	GA	—	950	2,376	46	—	950	2,422	3,372	(144)	07/16/2010	1990
Boise	ID	—	1,152	12,755	—	—	1,152	12,755	13,907	(106)	09/11/2012	1996
Boise	ID	—	1,162	8,398	—	—	1,162	8,398	9,560	(70)	09/11/2012	1997
Boise	ID	—	1,076	7,873	—	—	1,076	7,873	8,949	(66)	09/11/2012	2002
Arlington Heights	IL	—	1,450	13,160	456	—	1,450	13,616	15,066	(1,019)	12/29/2009	2002
Indianapolis	IN	22,173	1,250	20,018	360	—	1,250	20,378	21,628	(637)	10/14/2011	2000
Indianapolis	IN	27,101	1,460	24,984	349	—	1,460	25,333	26,793	(790)	10/14/2011	2001
Indianapolis	IN	—	1,460	23,886	312	—	1,460	24,198	25,658	(755)	10/14/2011	2008
Kansas City	KS	—	640	9,932	741	—	640	10,673	11,313	(623)	06/16/2010	1990
Florence	KY	—	1,698	11,722	—	—	1,698	11,722	13,420	—	12/31/2012	1980
Boston	MA	—	5,100	17,293	465	—	5,100	17,758	22,858	(1,015)	08/17/2010	1988
Malden	MA	—	1,050	31,086	—	—	1,050	31,086	32,136	(2,001)	05/24/2010	2008
Quincy	MA	—	2,700	9,199	116	—	2,700	9,315	12,015	(433)	02/16/2011	1985
Stoneham	MA	—	1,670	11,035	258	—	1,670	11,293	12,963	(695)	06/16/2010	1987
Baltimore	MD	—	900	8,097	1,139	—	901	9,235	10,136	(3,398)	10/15/1998	1989
Germantown	MD	—	2,305	9,890	736	—	2,347	10,584	12,931	(4,096)	03/31/1997	1995
Landover	MD	24,441	4,110	36,371	114	—	4,110	36,485	40,595	(2,577)	02/26/2010	2004
Riverdale	MD	—	6,240	30,368	192	—	6,240	30,560	36,800	(2,317)	09/17/2010	1994
Rockville	MD	—	3,251	29,258	4,323	—	3,251	33,581	36,832	(11,435)	02/02/1998	1986
Windsor Hill	MD	—	1,598	10,219	—	—	1,598	10,219	11,817	(21)	11/16/2012	1972
Woodlawn	MD	—	2,220	14,750	86	—	2,220	14,836	17,056	(708)	02/15/2011	1973
Woodlawn	MD	—	1,515	6,759	12	—	1,515	6,771	8,286	(324)	02/15/2011	1973
Detroit	MI	—	630	18,002	—	—	630	18,002	18,632	(1,200)	04/23/2010	2009
Minneapolis	MN	—	3,990	18,186	987	—	3,990	19,173	23,163	(1,159)	07/16/2010	1980
Roseville	MN	—	672	6,045	1,162	—	672	7,207	7,879	(2,604)	12/01/1999	1987
Kansas City	MO	—	1,443	6,193	3,764	—	1,780	9,620	11,400	(3,640)	03/31/1997	1995
Kansas City	MO	—	2,776	12,070	—	—	2,776	12,070	14,846	(75)	09/27/2012	2011
Jackson	MS	—	440	25,458	—	—	440	25,458	24,898	(265)	07/25/2012	2009

GOVERNMENT PROPERTIES INCOME TRUST

SCHEDULE III

REAL ESTATE AND ACCUMULATED DEPRECIATION (Continued)

December 31, 2012

(dollars in thousands)

			Initial Cost to Company				Cost amount carried at Close of Period
Location	State	Encumbrances	Land	Buildings and Equipment	Costs Capitalized Subsequent to Acquisition	Impairment/ Writedowns	Land	Buildings and Equipment	Total(1)	Accumulated Depreciation(2)	Date Acquired	Original Construction Date
Nashua	NH	—	3,000	14,052	88	—	3,000	14,140	17,140	(1,172)	08/31/2009	1997
Trenton	NJ	—	5,000	38,203	443	—	5,000	38,646	43,646	(1,919)	12/30/2010	1989
Albuquerque	NM	—	710	1,651	169	—	710	1,820	2,530	(114)	07/16/2010	1984
Albany	NY	—	790	6,400	—	—	790	6,400	7,190	(80)	06/22/2012	2004
Buffalo	NY	—	4,405	18,899	1,592	—	4,485	20,411	24,896	(8,202)	03/31/1997	1994
Holtsville	NY	—	6,530	17,711	769	—	6,530	18,480	25,010	(602)	08/31/2011	2000
New York	NY	—	36,800	66,661	175	—	36,800	66,836	103,636	(2,639)	05/27/2011	2008
Salem	OR	—	6,510	17,973	498	—	6,510	18,471	24,981	(449)	12/20/2011	2007
Columbia	SC	—	659	5,622	358	—	659	5,980	6,639	(943)	05/10/2006	1985
Columbia	SC	—	410	2,535	695	—	410	3,230	3,640	(164)	09/17/2010	1982
Columbia	SC	—	370	2,986	97	—	370	3,083	3,453	(171)	09/17/2010	1982
Memphis	TN	—	1,630	5,645	678	—	1,630	6,323	7,953	(344)	09/17/2010	1985
Waco	TX	—	2,030	8,708	2,123	—	2,060	10,801	12,861	(3,510)	12/23/1997	1997
Falls Church	VA	—	3,456	14,828	4,463	—	3,519	19,228	22,747	(8,162)	03/31/1997	1993
Stafford	VA	—	1,431	3,344	11	—	1,431	3,355	4,786	(125)	06/22/2011	1988
Stafford	VA	—	659	4,121	10	—	659	4,131	4,790	(155)	06/22/2011	1999
S. Burlington	VT	—	700	8,416	—	—	700	8,416	9,116	(577)	04/09/2010	2009
Everett	WA	—	2,155	9,823	—	—	2,155	9,823	11,978	(123)	06/28/2012	1985
Everett	WA	—	1,205	5,553	—	—	1,205	5,553	6,758	(69)	06/28/2012	1985
Richland	WA	—	2,515	10,790	706	—	2,587	11,424	14,011	(4,550)	03/31/1997	1995
Richland	WA	—	1,455	6,245	178	—	1,455	6,423	7,878	(2,569)	03/31/1997	1995
Milwaukee	WI	—	945	4,539	88	—	945	4,627	5,572	(182)	06/09/2011	2006
Falling Waters	WV	—	906	3,886	357	—	922	4,227	5,149	(1,599)	03/31/1997	1993
Cheyenne	WY	—	1,915	8,217	1,136	—	1,950	9,318	11,268	(3,751)	03/31/1997	1995
		$93,127	$242,542	$1,206,060	$74,352	$—	$243,611	$1,279,343	$1,522,954	$(175,052)

(1)                                     Excludes value of real estate intangibles. Aggregate cost for federal income tax purposes is approximately $1,675,339.

(2)                                     Depreciation on buildings and improvements is provided for periods ranging up to 40 years and on equipment up to 12 years.

GOVERNMENT PROPERTIES INCOME TRUST

SCHEDULE III

REAL ESTATE AND ACCUMULATED DEPRECIATION

December 31, 2012

(dollars in thousands)

Analysis of the carrying amount of real estate properties and accumulated depreciation:

	Real Estate Properties	Accumulated Depreciation
Balance at December 31, 2009	$576,757	$113,027
Additions	389,863	17,946
Balance at December 31, 2010	966,620	130,973
Additions	378,275	26,615
Disposals	(1,314)	(1,314)
Balance at December 31, 2011	1,343,581	156,274
Additions	192,673	32,078
Disposals	(13,300)	(13,300)
Balance at December 31, 2012	$1,522,954	$175,052